Condensed Financial Information of the Parent Company - Schedule of Except for Those Separately Disclosed in the Consolidated Financial Statements (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 59,533	$ 20,661
Due from VIE	2,315,853	2,754,618
Non-current assets
Investment in subsidiaries and VIE	18,178,437	20,577,070
Total assets	20,553,823	23,352,349
LIABILITIES
Due to VIE	5,909,287	5,909,287
Accounts payable	233,125	211,000
Other payable	148,737	96,000
Due to related parties	2,782,381	221,881
Accrued expenses and other liabilities	26,000
Total liabilities	9,099,530	6,438,168
STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,376,131 and 2,170,475 issued and outstanding at December 31, 2025 and 2024, respectively	3,802	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	75	75
Additional paid-in capital	53,176,314	52,687,182
Statutory reserve	394,541	394,541
Accumulated deficit	(40,283,230)	(34,003,726)
Accumulated other comprehensive loss	(1,837,209)	(2,167,364)
Total stockholders’ equity	11,454,293	16,914,181
Total liabilities and stockholders’ equity	$ 20,553,823	$ 23,352,349